Taxes (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 20,018	$ 19,551
Lease liabilities	59,837
Deferred tax assests	79,855	19,551
ROU assets	(61,717)
Deferred tax liabilities	(61,717)
Valuation allowance	(18,138)	(19,551)
Deferred tax assets (liabilities), net
Non-current deferred tax assets
Non-current deferred tax liabilities
Deferred tax (liabilities) assets, net